Average Annual Total Returns{- Fidelity Freedom® 2005 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 - Fidelity Freedom® 2005 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0556 Past 1 year	F0556 Since Inception
Total	4.07%	6.04%	[1]	(1.54%)	3.35%	[1]	3.80%	6.11%	[1]

[1]	(a)From June 7, 2017